Investment Strategy - Deer Park Total Return Credit Fund	Jan. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing primarily in asset-backed debt securities (“ABS”) which are predominantly backed by mortgages on real estate. Such mortgage-backed securities (“MBS”) include residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) that are rated below investment grade, or not rated. The Fund may also invest in other types of asset-backed or debt securities. These investments may include securities rated as “Senior Alt-A” or “subprime”, which may present higher risk of default than securities rated as “prime”, but which Deer Park Road Management Company, L.P. (the “Sub-Adviser”) believes are undervalued. Debt securities rated below investment grade are also known as “junk bonds”. By using proprietary fundamental analysis and modeling key variables, the portfolio managers seek investments that they expect will provide steady and substantial cash flows. The sub-adviser believes that the duration, high cash flow nature of the bonds makes them less susceptible to volatility and expects them to generate returns that are uncorrelated with equities or high yield bonds over time.

The Fund will typically invest in both fixed and floating rate securities, although the ratio between the two will vary from time-to-time depending upon market conditions and available investment opportunities. Investments will include duration RMBS that the Fund’s Sub-Adviser believes can be purchased at a discount and have strong cash flows. The Fund invests without restriction as to issuer capitalization, country, credit quality and the maturity of fixed income securities. The Fund may employ risk-reducing hedging techniques using short selling, futures contracts, options, repurchase agreements, or credit-default swaps and total return swaps. The Fund may also enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells portfolio securities to a counterparty and agrees to repurchase the securities at an agreed-upon price and date. Cash received by the Fund from the counterparty will be used for investment purposes and may also be used for liquidity purposes.

The Adviser has delegated management of the Fund’s portfolio to the Sub-Adviser. However, the Adviser sets the Fund’s investment objective, has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, and retains final authority with respect to the Fund’s portfolio if it believes an investment is not consistent with the Fund’s investment guidelines and restrictions. The Adviser is also responsible for ongoing performance evaluation, monitoring, and due diligence with respect to the Sub-Adviser.

Sub-Adviser’s Investment Process

The Sub-Adviser utilizes a credit analysis-based strategy which combines fundamental research with a proprietary valuation process. The Sub-Adviser seeks to identify and capitalize upon attractive investment opportunities in the MBS and ABS markets.

Although the portfolio is actively traded on an opportunistic basis, the Sub-Adviser’s philosophy is to buy securities that it is comfortable holding to term. The Fund seeks to derive portfolio returns through fundamental analysis and security selection.